Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current assets
Cash and cash equivalents	$ 240,449	$ 39,929	$ 93,713
Accounts receivable	240	113	601
Prepaid expenses	3,490	1,407	640
Total current assets	244,179	41,449	94,954
Finance lease right-of-use assets, net	21,947	23,492	25,552
Operating lease right-of-use assets, net	738	769	897
Property and equipment, net	36,499	40,978	47,288
Total assets	303,363	106,688	168,691
Current liabilities
Accounts payable	5,830	2,274	3,272
Accrued expenses	9,422	4,592	6,000	$ 7,049
SVB loan payable, current portion	3,889
Finance lease obligation, current portion	1,915	1,729	1,500
Deferred payroll tax, current portion	145	145
Operating lease obligation, current portion	44	42	70
PPP loan payable, current portion		2,451
Total current liabilities	21,245	11,233	10,842
Contingent earnout liability	169,200
Finance lease obligation, net of current portion	21,627	23,090	24,819
SVB loan payable, net of current portion	14,038
Operating lease obligation, net of current portion	693	727	829
Common stock warrant liabilities	555
Deferred payroll tax, net of current portion	144	144
PPP loan payable, net of current portion		822
Total liabilities	227,502	36,016	36,490
Commitments and contingencies (Note 11)
Redeemable convertible preferred stock (Series A, B, C and D) $0.001 par value, 0 and 69,613,565 shares authorized as of September 30, 2021 and December 31, 2020, respectively; 0 and 69,613,562 shares outstanding as of September 30, 2021 and December 31, 2020, respectively; liquidation preference of $0 and $435,579 as of September 30, 2021 and December 31, 2020, respectively.		420,989	420,989
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value; 20,000,000 and 0 shares designated as of September 30, 2021 and December 31, 2020; 0 shares issued and outstanding as of September 30, 2021 and December 31, 2020
Common stock, $0.0001 and $0.0001 par value as of September 30, 2021 and December 31, 2020, respectively; 250,000,000 and 340,216,780 shares authorized as of September 30, 2021 and December 31, 2020, respectively; 103,003,384 and 5,822,396 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively.	10	1	1
Additional paid-in capital	533,009	37,778	32,783
Accumulated deficit	(457,158)	(388,096)	(321,572)	$ (234,289)
Total stockholders' equity (deficit)	75,861	(350,317)	(288,788)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 303,363	$ 106,688	$ 168,691